Financial risk management (Details Narrative) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial Risk Management
Delinquent trade receivables	$ 6,562	$ 20,277
Net delinquent trade receivables	4,235
Allowances	4,634	11,700
Financial assets	$ 28,701	$ 30,097